Intangible assets -Summary of Sensitivity Analysis of Significant Actuarial Assumption (Detail)	Dec. 31, 2023	Dec. 31, 2022
Networks [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.00%	9.00%
Terminal growth rates	2.00%	2.00%
Cloud Software and Services [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.50%	10.00%
Terminal growth rates	1.50%	2.00%
Vonage [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	11.00%	9.50%
Terminal growth rates	3.50%	3.50%
Cradlepoint [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	11.00%	9.50%
Terminal growth rates	3.50%	2.00%
iconectiv [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.50%	10.00%
Terminal growth rates	3.50%	2.00%
Emodo [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	14.50%	14.50%
Terminal growth rates	2.00%	2.00%
Red Bee Media [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	12.50%	11.00%
Terminal growth rates	2.00%	2.00%